Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities - 10Q	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 12. ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

Accounts payable, accrued expenses and other liabilities consist of the following:

	June 30, 2013	September 30, 2012
Commissions payable	$7,883,000	$7,151,000
Deferred clearing fee credits	112,000	112,000
Telecommunication vendors payable	188,000	75,000
Legal fees payable	336,000	418,000
Deferred rent payable	102,000	241,000
Accrued compensation	140,000	24,000
Capital lease liability	112,000	171,000
Other vendors	2,610,000	3,105,000
Short-term portion	$11,483,000	$11,297,000
Long-term portion	$179,000	$263,000
Total	$11,662,000	$11,560,000

NOTE 12. ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

Accounts payable, accrued expenses and other liabilities, current liabilities and non-current, as of September 30, 2012 and 2011, consist of the following:

	September 30,
	2012	2011
Commissions payable	$7,151,000	$5,363,000
Deferred clearing fee credits	251,000	363,000
Telecommunications vendors payable	75,000	77,000
Legal fees payable	418,000	306,000
Deferred rent payable	241,000	268,000
Accrued compensation	24,000	581,000
Due to joint venture	-	550,000
Capital lease liability	279,000	415,000
Other vendors	2,858,000	3,909,000
Total	$11,297,000	$11,832,000